Offerings	Aug. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of: (i) one Class A Ordinary Share, $0.001 par value ("Class A Share"), or one Pre-Funded Warrant in lieu thereof; (ii) One Series A Warrant; and (iii) One Series B Warrant
Maximum Aggregate Offering Price	$ 12,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,837.20
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, as well as the Class A Shares included in the Units and issuable upon exercise of the Series A Warrants and the Series B Warrants, is $12,000,000.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Shares included as part of the Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, as well as the Class A Shares included in the Units and issuable upon exercise of the Series A Warrants and the Series B Warrants, is $12,000,000.
Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Prefunded Warrants to purchase Class A Shares, included as part of the Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, as well as the Class A Shares included in the Units and issuable upon exercise of the Series A Warrants and the Series B Warrants, is $12,000,000.
Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Shares issuable upon exercise of the Prefunded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series A Warrants to purchase Class A Shares; ("Series A Warrants"), included as part of the Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Shares issuable upon exercise of the Series A Warrants
Maximum Aggregate Offering Price	$ 12,640,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,935.19
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, as well as the Class A Shares included in the Units and issuable upon exercise of the Series A Warrants and the Series B Warrants, is $12,000,000.

Solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Shares issuable upon exercise of the Series A Warrants included in the Units that are proposed to be sold in the offering is $12,640,000 as each Series A Warrant is exercisable for one Class A Share at the assumed exercise price equal to $1.58 per share.

Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series B Warrants to purchase Class A Shares ("Series B Warrants"), included as part of the Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Shares issuable upon exercise of the Series B Warrants
Maximum Aggregate Offering Price	$ 12,640,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,935.19
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, as well as the Class A Shares included in the Units and issuable upon exercise of the Series A Warrants and the Series B Warrants, is $12,000,000.

Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Series B Warrants included in the Units that are proposed to be sold in the offering is $12,640,000 as each Series B Warrant is exercisable for one Class A Share at the assumed exercise price of $1.58 per share.

A holder of the Series B Warrant may also effect an alternative cashless exercise option at any time. Under the alternative cashless exercise option, the holder of the Series B Warrant has the right to receive a number of Class A Shares as set forth in the applicable Series B Warrant, which will be more than the number of Class A Ordinary Shares that is issuable upon cash exercise or cashless exercise. The maximum number of Class A Ordinary Shares issuable under all Series B Warrants (including the alternative cashless exercise option) shall not exceed 65,000,000.